Offerings	Aug. 19, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	4,673,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 4,673,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 715.44
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $11,341,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	6,668,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 6,668,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,020.87
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $11,341,000.